Tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Operating Profit Before Tax	R$ 19,190,228	R$ 11,921,651	R$ 19,574,727
Tax rate income tax and social contribution tax	(8,635,601)	(5,364,743)	(8,890,954)
PIS and COFINS (net of income and social contribution taxes)	(3,258,281)	(3,789,866)	(3,629,609)
Equity method	140,870	108,380	3,880
Non Deductible Expenses Net from NonTaxable Income	1,345,411	1,016,111	1,161,311
Recognition of Income/Social Contribution Taxes on Temporary Differences	(224,038)	127,166	312,227
Interest on Equity	2,589,128	2,660,040	2,361,830
Effect of CSLL (Social Contribution on Net Profit) Rate Difference (4)	1,441,329	684,133	715,075
Other adjustments	824,718	2,135,940	2,730,988
Income taxes	(5,776,465)	(2,422,839)	(5,235,252)
Current taxes	(6,193,804)	(7,962,995)	(4,597,818)
Deferred taxes	417,339	5,540,156	(637,434)
Taxes paid during the fiscal year	R$ (5,423,514)	R$ (5,892,511)	R$ (6,077,436)